Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,000,000
Previously Paid Amount	0.00
Total Fee Amount	5,524.00
Total Offset Amount	0.00
Net Fee	5,524.00
Narrative - Max Aggregate Offering Price	$ 40,000,000
Final Prospectus	true